Schedule of outstanding balances with related parties (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Other long-term liabilities	$ (693)
Trade and other receivables	11,287	$ 1,115
Outstanding balances with related parties	(950)	(8)
Light Voltaic Corporation [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(144)	(8)
Wear Wolfin Design [member]
IfrsStatementLineItems [Line Items]
Other long-term liabilities	(52)
Berkley Renewables Inc [member]
IfrsStatementLineItems [Line Items]
Other long-term liabilities	(809)
West Kam Gold Corp [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 55